Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments

	12-31-2019	12-31-2018
	%	%
Fixed interest rate debt	39%	59%